Chad E. Fickett
Assistant General Counsel and Assistant Secretary 720 East Wisconsin Avenue
Milwaukee, WI 53202-4797 414 665 1209 office 414 625 5151 fax chadfickett@northwesternmutual.com

VIA EDGAR

                         October 22, 2020

Securities and Exchange Commission

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-8629

Re:	Northwestern Mutual Variable Life Account II
Variable Universal Life Plus (VULP) File Nos. 333-230143; 811-21933
EDGAR CIK 0001359314

Post-Effective Amendments to Registration Statements on Form N-6

Ladies and Gentlemen:

We are submitting herewith the following Securities Act of 1933 Post-Effective Amendment (“PEA”), and the following Amendment under the Investment Company Act of 1940, to the Registration Statement on Form N-6 identified above:

	Post-Effective Amendment No.	Amendment No.
Northwestern Mutual Variable Life Account II
Variable Universal Life Plus (VULP)	2	78

Our intention is that PEA identified above becomes effective within 60 days of filing, in accordance with paragraph (a) of Rule 485 under the 1933 Act. The PEA is being filed under Rule 485(a) primarily to make certain changes to the registration statement in accordance with recently adopted rule and form changes (i.e., new Rule 498A and Form N-6 amendements), which would permit the use of a summary prospectus to satisfy statutory prospectus delivery obligations. A form of “initial summary prospectus” has been filed as an exhibit to this registration statement. The statutory prospectus being filed as part of the PEA referenced above also contains revisions to update, clarify and/or rearrange certain disclosures therein that might otherwise be filed pursuant to Rule 485(b) under the 1933 Act.

Securities and Exchange Commission

October 22, 2020

In order to facilitate the Staff’s review of the PEA, upon request we will provide to the Staff, under separate cover, copies of the prospectus marked to show the changes from the prospectus for the Policy in the currently effective registration statement, which was recently reviewed by the Staff in an initial Form N-6 filing as follows:

Policy	File No.	Initial N-6	N-6A	Notice of Effectiveness	Effective Date of Most Recent PEA
Variable Universal Life Plus	333-230143	03-18-2019	08-30-2019	09-12-2019	05-01-2020

Should you have any questions regarding this filing, please do not hesitate to contact me at (414) 665-1209.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett
Assistant General Counsel and Assistant Secretary

Enclosures